Supplementary Information - Condensed Consolidating Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Repayment of Debt	$ 80.0	$ 4,995.0	$ 7,876.0
Proceeds from Collection of Long-term Loans to Related Parties	127.0	119.0	115.0
ConocoPhillips [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds from Contributions from Affiliates	2,400.0	3,500.0	7,800.0
Payments of Distributions to Affiliates	1,700.0	1,000.0	200.0
ConocoPhillips Company [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds from Collection of Long-term Loans to Related Parties	4,200.0	2,400.0	1.4
Proceeds from Contributions from Affiliates			$ 9.8
Payments of Distributions to Affiliates	4,500.0	$ 4,800.0
Burlington Resources LLC [Member] | ConocoPhillips [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds from Collection of Long-term Loans to Related Parties	$ 3,200.0